Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.0%
Black Belt Energy Gas District, RB(a)
Series B-2, 4.48%, 12/01/48	$2,500	$2,489,510
Series F, 5.50%, 11/01/53	1,590	1,686,613
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.64%, 01/01/53(a)	9,645	9,763,190
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,417,803

		15,357,116

Arizona — 2.9%
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,406,092
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,352,817
Series G, 5.00%, 07/01/47	715	646,496
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,030	872,033
Industrial Development Authority of the City of Phoenix Arizona, RB(c)
6.63%, 07/01/23	2,245	2,257,121
6.88%, 07/01/23	3,440	3,459,959
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/45	700	640,344
Series A, 5.00%, 07/01/35	1,125	1,115,809
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,805	1,877,389

		14,628,060

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.75%, 09/01/49(b)	3,550	3,262,322

California — 6.9%
Bay Area Toll Authority, Refunding RB, Series C, 4.31%, 04/01/56(a)	2,000	2,026,050
California Community Choice Financing Authority, RB, Series B-2, 4.31%, 02/01/52(a)	3,500	3,178,382
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	715	709,021
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	5,395	4,081,474
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	2,834,244
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	445	307,784
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	205	166,220
4.00%, 12/01/56	315	226,069
Series A, 4.00%, 06/01/58	1,270	991,000
Senior Lien, 3.13%, 06/01/57	1,080	742,663
Series A, Senior Lien, 4.00%, 12/01/58	535	414,018
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(d)	10,000	3,605,410
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	15,000	15,590,820

		34,873,155

Security	Par (000)	Value

Colorado — 2.9%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	$1,025	$888,056
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	3,300	3,371,781
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	395	424,263
Series D, 4.41%, 05/15/61(a)	2,515	2,520,938
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	3,840	3,990,935
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,017,270
E-470 Public Highway Authority, Refunding RB, Series B, 3.57%, 09/01/39(a)	510	508,221
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/23(c)	1,000	1,040,654

		14,762,118

Connecticut — 3.4%
Connecticut Housing Finance Authority, RB, S/F Housing, Series C-2, (FHLMC, FNMA, GNMA), 3.76%, 11/15/52(a)	10,000	10,000,000
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	3,275	3,741,707
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,578,325

		17,320,032

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,670	2,756,294

Florida — 9.3%
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	790	792,359
5.00%, 05/01/48	2,160	2,021,311
County of Broward Florida Tourist Development Tax Revenue, RB, 4.00%, 09/01/51	3,300	3,023,513
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	3,300	3,136,851
Series A, AMT, 5.00%, 10/01/39	1,975	2,099,123
Series A-1, AMT, (AGM), 4.00%, 10/01/45	6,400	6,018,266
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	645	637,935
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/52	5,000	4,576,510
Highlands County Health Facilities Authority, Refunding RB, 3.75%, 11/15/56(a)	9,000	9,000,000
Lakewood Ranch Stewardship District, SAB 4.63%, 05/01/27	205	206,394
5.25%, 05/01/37	470	474,173
5.38%, 05/01/47	770	765,891
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	4,698,820
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,914,142

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	$300	$249,560
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	533,546

		47,148,394

Georgia — 1.8%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	336,138
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,826,055
Series B, 5.00%, 12/01/52(a)	4,035	4,226,634
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	2,745	2,772,985

		9,161,812

Illinois — 9.9%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,813,647
Series D, 5.00%, 12/01/46	3,570	3,528,671
Series H, 5.00%, 12/01/36	865	874,454
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,200	1,221,386
Series D, 5.00%, 12/01/25	1,560	1,587,804
Series G, 5.00%, 12/01/34	865	885,513
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	1,450	1,482,197
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,014,497
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,015,270
Illinois Finance Authority, RB, Series A, 5.25%, 07/01/23(c)	1,785	1,790,444
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	3,600	3,746,095
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,017,767
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,980	11,386,886
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	8,755	1,632,335
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	12,215	2,538,656
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,463,791
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,915	1,917,428

		49,916,841

Indiana — 1.0%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	2,250	2,287,208
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(c)	2,640	2,644,750

		4,931,958

Security	Par (000)	Value

Iowa — 1.2%
Iowa Finance Authority, RB 5.00%, 05/15/36	$1,050	$883,296
Series A, 5.00%, 05/15/48	6,750	4,971,442

		5,854,738

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,400,307

Louisiana — 2.0%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series B, Junior Lien, (AGM), 4.00%, 12/01/49	11,095	10,007,202

Maryland — 3.9%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	536,811
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	5,123,473
Maryland Economic Development Corp., RB, Class B, AMT, 5.00%, 12/31/40	1,500	1,543,683
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	2,560	2,481,282
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	6,442,634
Maryland Stadium Authority, RB, Series A, (NGFGC), 5.00%, 05/01/47	3,630	3,811,729

		19,939,612

Massachusetts — 1.0%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	2,680	2,138,806
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,938,801
Series A, 5.00%, 01/01/47	845	847,685

		4,925,292

Michigan — 1.6%
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	1,200	1,097,591
4.61%, 04/15/47(a)	5,595	5,474,646
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,798,824

		8,371,061

Minnesota — 1.4%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	1,500	1,370,082
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	657,474
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	1,793,811
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,945	3,094,194

		6,915,561

Mississippi — 1.9%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	3,004,593

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	$1,105	$1,165,098
Series A, 4.00%, 10/15/38	5,535	5,362,839

		9,532,530

Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	10,000	9,169,050

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	205	201,045
Series B-2, 3.60%, 12/01/47	315	315,207

		516,252

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,765	4,972,082

Nevada — 3.3%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,275,119
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	5,230	5,014,336
County of Clark Nevada, GO, Series A, 5.00%, 06/01/37	1,500	1,630,254
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	7,875	7,628,087

		16,547,796

New Jersey — 9.4%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,411,144
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,549,064
New Jersey Economic Development Authority, RB
Series UU, 5.00%, 06/15/40	2,755	2,812,869
AMT, 5.13%, 01/01/34	1,050	1,054,287
AMT, 5.38%, 01/01/43	10,000	10,022,480
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,305	2,292,521
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,701,376
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	3,755	3,611,660
New Jersey Transportation Trust Fund Authority, RB
Class BB, 4.00%, 06/15/50	1,000	924,520
Series AA, 5.25%, 06/15/33	8,750	8,768,541
Series AA, 5.25%, 06/15/41	780	803,236
Series AA, 5.00%, 06/15/44	4,450	4,500,583
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	7,260	3,595,384
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	3,088,176
Sub-Series B, 5.00%, 06/01/46	555	550,613

		47,686,454

New York — 14.3%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,199,487
City of New York, GO
2.81%, 04/01/42(a)	8,000	8,000,000
Series C, 4.00%, 08/01/37	4,000	4,114,200
Series F-1, 4.00%, 08/01/41	4,355	4,357,722

Security	Par (000)	Value

New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	$4,435	$4,051,319
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, Subordinate, 4.00%, 08/01/45	16,920	16,614,442
Series F-1, Subordinate, 5.00%, 02/01/47	990	1,075,556
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,640	3,452,649
Series A, 6.25%, 06/01/41(b)	3,300	3,300,488
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,145	1,146,004
Series 1, 4.00%, 02/15/43	4,250	4,120,677
Series A, 3.00%, 11/15/51	415	300,658
New York State Dormitory Authority, Refunding RB
4.00%, 03/15/49	5,000	4,817,880
Series A, 4.00%, 03/15/41	3,750	3,777,172
New York State Thruway Authority, RB, Second Series, 4.13%, 03/15/56	3,325	3,169,028
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,975	2,073,319
AMT, 4.00%, 04/30/53	1,175	986,361
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,824,781
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,759,128

		72,140,871

North Carolina — 1.9%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.87%, 12/01/41(a)	9,935	9,863,776

Ohio — 4.9%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	858,661
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,380	6,876,824
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	525	584,594
County of Montgomery Ohio, RB, 5.45%, 11/13/23(c)	7,430	7,520,862
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	485	446,531
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 4.09%, 12/01/42(a)	4,665	4,637,691
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	3,986,252

		24,911,415

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	2,205	2,050,723
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	7,000	6,856,059

		8,906,782

Pennsylvania — 9.0%
Allegheny County Hospital Development Authority, RB, Series D2, 4.56%, 11/15/47(a)	2,600	2,627,462
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	2,360	2,295,864

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	$4,000	$3,605,916
Series A, 5.00%, 09/01/48	2,440	2,498,201
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	3,786,502
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	1,850,173
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/38	2,565	2,585,538
AMT, 5.50%, 06/30/43	985	1,061,451
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	7,000	6,376,412
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	455,553
Sub-Series B-1, 5.25%, 06/01/47	5,680	5,888,496
Series A, Subordinate, 5.00%, 12/01/37	940	1,007,571
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,700	1,786,941
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,611,356
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	2,315	1,950,008
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	2,955	3,142,501
(SAW), 5.00%, 03/01/43	2,145	2,267,334

		45,797,279

Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	3,376	3,169,527
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	10,130	2,754,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	10,292	9,897,435
Series A-2, Restructured, 4.78%, 07/01/58	3,133	2,901,832
Series A-2, Restructured, 4.33%, 07/01/40	2,240	2,080,714

		20,803,987

South Carolina — 1.0%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,690	2,751,117
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,500	2,537,377

		5,288,494

Texas — 8.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	790	838,570
7.88%, 11/01/62	685	704,472
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	2,135	2,134,944
Sub-Series A, AMT, 4.00%, 07/01/46	2,880	2,648,275
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 4.00%, 02/01/42	5,000	4,936,925

Security	Par (000)	Value

Texas (continued)
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	$1,695	$1,668,138
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	1,575	1,532,396
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	5,000	5,138,715
Series A, 5.00%, 01/01/48	5,350	5,577,953
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,253,230
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/40	3,250	2,984,823
Series A-1, 5.00%, 10/01/44	3,500	3,494,365
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/31	2,260	2,386,420
5.00%, 12/15/32	3,480	3,681,833

		40,981,059

Utah — 3.0%
City of Murray Utah, RB, Series A, 3.73%, 05/15/36(a)	15,000	15,000,000

Virginia — 4.0%
Ballston Quarter Community Development Authority, TA
Series A, AMT, 5.38%, 03/01/36	405	321,998
Series A, AMT, 5.50%, 03/01/46	1,415	1,012,465
Loudoun County Economic Development Authority, RB, Series B, 3.72%, 02/15/38(a)	7,500	7,500,000
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,438,803
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	7,895	7,816,903

		20,090,169

Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series 2015, Class 2A, 4.06%, 11/01/45(a)	6,000	5,820,468
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.09%, 01/01/40(a)	1,825	1,785,832
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,295	1,332,302
Washington Health Care Facilities Authority, Refunding RB, 4.00%, 09/01/50	2,000	1,855,288

		10,793,890

West Virginia — 1.0%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	5,000	4,845,635

Wisconsin — 2.4%
Public Finance Authority, RB(b)
Series A, 5.00%, 06/01/36	200	192,911
Series A, 5.00%, 06/01/51	680	598,127
Series A, 5.00%, 06/01/61	870	747,718
Public Finance Authority, Refunding RB
Series A, 5.00%, 11/15/49	1,095	1,010,640
Series B, AMT, 5.00%, 07/01/42	1,000	996,086

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin, GO, Series A, 4.28%, 05/01/25(a)	$4,135	$4,122,351
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	4,080	4,264,489

		11,932,322

Wyoming — 0.1%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	494,888

Total Municipal Bonds — 128.8% (Cost: $661,953,702)		651,806,606

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 1.9%
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	10,000	9,674,185

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	600,056

Pennsylvania — 1.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	7,250	7,404,287

Texas — 6.6%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(g)	17,655	18,843,759
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/58	15,945	14,378,972

		33,222,731

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.1% (Cost: $50,715,604)		50,901,259

Total Long-Term Investments — 138.9% (Cost: $712,669,306)		702,707,865

Security	Shares	Value

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(h)(i)	66,093,598	$66,086,989

Total Short-Term Securities — 13.1% (Cost: $66,085,605)		66,086,989

Total Investments — 152.0% (Cost: $778,754,911)		768,794,854

Other Assets Less Liabilities — 1.3%		6,873,257

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.1)%		(26,029,244)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.2)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$505,838,867

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on March 1, 2026, is $3,774,028.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,003,003	$57,102,627	(a)	$—	$(18,588)	$(53)	$66,086,989	66,093,598	$663,995	$—

(a)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$651,806,606	$—	$651,806,606
Municipal Bonds Transferred to Tender Option Bond Trusts	—	50,901,259	—	50,901,259
Short-Term Securities
Money Market Funds	66,086,989	—	—	66,086,989

	$66,086,989	$702,707,865	$—	$768,794,854

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(25,824,747)	$—	$(25,824,747)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(269,624,747)	$—	$(269,624,747)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6